Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Target Date Retirement Series
Entity Central Index Key	0001380175
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
American Funds 2070 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class A
Trading Symbol	AAFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date RetirementFund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class C
Trading Symbol	CCGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 56	1.09% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class T
Trading Symbol	TDABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-1
Trading Symbol	FATSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-2
Trading Symbol	FBAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class F-3
Trading Symbol	FCBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-1
Trading Symbol	RAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 37	0.73% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-2
Trading Symbol	RAABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.12% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-2E
Trading Symbol	RBAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-3
Trading Symbol	RCADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-4
Trading Symbol	RCAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-5E
Trading Symbol	RAAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-5
Trading Symbol	REAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2070 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® 2070 Target Date Retirement Fund
Class Name	Class R-6
Trading Symbol	RFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 647,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class A
Trading Symbol	AAOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 18	0.35% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class C
Trading Symbol	CCLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 56	1.09% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class T
Trading Symbol	TDTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-1
Trading Symbol	FAXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-2
Trading Symbol	FBMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class F-3
Trading Symbol	FCQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-1
Trading Symbol	RAQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-2
Trading Symbol	RBOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.12% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by f und type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-2E
Trading Symbol	RBEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-3
Trading Symbol	RCPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-4
Trading Symbol	RDLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-5E
Trading Symbol	RHLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-5
Trading Symbol	REOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2065 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® 2065 Target Date Retirement Fund
Class Name	Class R-6
Trading Symbol	RFVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 6,969,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AANTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.07% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RANTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2060 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2060 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 20,126,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date RetirementFund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*
Annualized
.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*
Annualized
.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*
Annualized
.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2055 Target Date Retirement Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2055 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 30,845,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (per ce nt of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	DITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2050 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2050 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 41,875,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FATTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (perce nt of net a ssets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (p ercent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
pothe
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in mil lions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type ( perc ent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (perc ent of net assets) *Less than 1%.
American Funds 2045 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2045 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 46,598,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fun d typ e (percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percen t of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.07% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (perce nt of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (per cent of n et assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (per cen t of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percen t of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of ne t assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (pe rcen t of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (p ercent o f net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (perce nt of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (perc ent of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (pe rcen t of net assets) *Less than 1%.
American Funds 2040 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2040 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 52,820,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (p erc ent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FDFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (p ercen t of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type ( perc ent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (p ercent o f net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2035 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2035 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 55,877,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class A
Trading Symbol	AAETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class C
Trading Symbol	CCETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class T
Trading Symbol	TDFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-1
Trading Symbol	FAETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-2
Trading Symbol	FBETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class F-3
Trading Symbol	FCETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-1
Trading Symbol	RAETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-2
Trading Symbol	RBETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-2E
Trading Symbol	RBEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 202 6.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-3
Trading Symbol	RCETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-4
Trading Symbol	RDETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-5E
Trading Symbol	RHETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-5
Trading Symbol	REETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2030 Target Date Retirement Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2030 Target Date Retirement Fund®
Class Name	Class R-6
Trading Symbol	RFETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 52,288,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class A
Trading Symbol	AADTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class C
Trading Symbol	CCDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class T
Trading Symbol	TDLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class F-1
Trading Symbol	FAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class F-2
Trading Symbol	FBDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund t yp e (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class F-3
Trading Symbol	FDDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-1
Trading Symbol	RADTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fu nd type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-2
Trading Symbol	RBDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-2E
Trading Symbol	RBEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-3
Trading Symbol	RCDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-4
Trading Symbol	RDDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement IncomeFund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-5E
Trading Symbol	RHDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement IncomeFund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-5
Trading Symbol	REDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement IncomeFund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2025 Target Date Retirement Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2025 Target Date Retirement Income Fund®
Class Name	Class R-6
Trading Symbol	RFDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 31,442,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class A
Trading Symbol	AACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class C
Trading Symbol	CCCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.07% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class T
Trading Symbol	TDAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class F-1
Trading Symbol	FAOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class F-2
Trading Symbol	FBCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund(the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class F-3
Trading Symbol	FCCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-1
Trading Symbol	RACTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-2
Trading Symbol	RBCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fu nd type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-2E
Trading Symbol	RBEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-3
Trading Symbol	RCCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-4
Trading Symbol	RDCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-5E
Trading Symbol	RHCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-5
Trading Symbol	RECTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2020 Target Date Retirement Income Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2020 Target Date Retirement Income Fund®
Class Name	Class R-6
Trading Symbol	RRCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 14,383,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class A
Trading Symbol	AABTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
es
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (perce n t of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class C
Trading Symbol	CCBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class T
Trading Symbol	TDQMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class F-1
Trading Symbol	FAKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class F-2
Trading Symbol	FBBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class F-3
Trading Symbol	FDBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-1
Trading Symbol	RAJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-2
Trading Symbol	RBJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-2E
Trading Symbol	RBEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-3
Trading Symbol	RCJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-4
Trading Symbol	RDBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-5E
Trading Symbol	RHBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-5
Trading Symbol	REJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2015 Target Date Retirement Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2015 Target Date Retirement Income Fund®
Class Name	Class R-6
Trading Symbol	RFJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 4,558,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class A
Trading Symbol	AAATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class C
Trading Symbol	CCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.08% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class T
Trading Symbol	TDMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class F-1
Trading Symbol	FAATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class F-2
Trading Symbol	FBATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class F-3
Trading Symbol	DJTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-1
Trading Symbol	RAATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-2
Trading Symbol	RBATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-2E
Trading Symbol	RBEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-3
Trading Symbol	RCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-4
Trading Symbol	RDATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-5E
Trading Symbol	RHATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-5
Trading Symbol	REATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds 2010 Target Date Retirement Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds 2010 Target Date Retirement Income Fund®
Class Name	Class R-6
Trading Symbol	RFTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[1]
Net Assets	$ 3,794,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.

[1]	Annualized.